Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
Future cash inflows	$ 701,170	$ 486,199
Future production costs	(126,627)	(43,392)
Future development and abandonment costs	(58,388)	(86,125)
Future income tax expenses	(185,816)	(129,262)
Future net cash flows	330,399	227,420
10% annual discount for estimated timing of cash flows	92,590	57,928
Standardized measure of discounted future net cash flows	237,749	169,492
Company's Share of Equity-Method Investments [Member]
Standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
Future cash inflows	414,246	356,126
Future production costs	(100,848)	(83,215)
Future development and abandonment costs	(67,760)	(84,260)
Future income tax expenses	(73,202)	(66,161)
Future net cash flows	172,436	122,490
10% annual discount for estimated timing of cash flows	39,704	20,014
Standardized measure of discounted future net cash flows	$ 132,732	$ 102,476